Adoption of New Accounting Standards	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Adoption of New Accounting Standards [Text Block]
2.	Adoption of New Accounting Standards

The FASB issued Update 2016-06, Derivatives and Hedging Contingent Put and Call Options in Debt Instruments, clarifying the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The amendments in this Update require an entity performing the assessment to assess the embedded call (put) options solely in accordance with the four-step decision sequence. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The adoption of this statement did not have a material effect on the Company’s financial position or results.

The FASB issued Update 2016-09, Compensation – Stock Compensation Improvements to Employee Share-Based Payment Accounting, simplifying several aspects of the accounting for share-based payment transactions, including income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The adoption of this statement did not have a material effect on the Company’s financial position or results.

The FASB issued Update 2015-11, Inventory: Simplifying the Measurement of Inventory, aligning the measurement of inventory in GAAP with the measurement of inventory in International Financial Reporting Standards (IFRS). The amendments in this Update state that an entity should measure inventory within the scope of this update at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The adoption of this statement did not have a material effect on the Company’s financial position or results.

The FASB issued 2015-017, Income Taxes: Balance Sheet Classification of Deferred Taxes, which requires that deferred tax liabilities be classified as noncurrent in a classified statement of financial position. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The adoption of this statement did not have a material effect on the Company’s financial position or results.

3.	Adoption of New Accounting Standards

The FASB issued Update 2015-16, Business Combinations, which requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The amendments in this Update require that the acquirer record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. The amendments in this Update require an entity to present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. The amendments in this Update apply to all entities that have reported provisional amounts for items in a business combination for which the accounting is incomplete by the end of the reporting period in which the combination occurs and during the measurement period have an adjustment to provisional amounts recognized. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The amendments in this Update should be applied prospectively to adjustments to provisional amounts that occur after the effective date of this Update with earlier application permitted for financial statements that have not yet been issued. The adoption of this Statement did not have a material effect on the Company’s financial position or results of operations.

The FASB issued amendments to ASU 2015-03, Interest – Imputation of Interest, which are intended to simplify the presentation of debt issuance costs. These amendments require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this ASU. The amendments are effective for public business entities for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The adoption of this Statement did not have a material effect on the Company’s financial position or results of operations.

The FASB issued amendments to ASU 2015-01, Income Statement – Extraordinary and Unusual Items, eliminating from U.S. GAAP the concept of extraordinary items. Subtopic 225-20, Income Statement - Extraordinary and Unusual Items, required that an entity separately classify, present and disclose extraordinary events and transactions. This ASU will also align more closely U.S. GAAP income statement presentation guidance with IAS 1, Presentation of Financial Statements, which prohibits the presentation and disclosure of extraordinary items. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The adoption of this Statement did not have a material effect on the Company’s financial position or results of operations.

The FASB issued ASU No. 2014-12, Compensation – Stock Compensation, which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation – Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. The adoption of this Statement did not have a material effect on the Company’s financial position or results of operations.

The FASB issued ASU 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which is intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures. This ASU provides guidance to an organization’s management, with principles and definitions that are intended to reduce diversity in the timing and content of disclosures that are commonly provided by organizations today in the financial statement footnotes. For public business entities, the amendments in this ASU are effective for fiscal years ending December 31, 2016, including interim periods within fiscal years beginning after December 15, 2016. The adoption of this Statement did not have a material effect on the Company’s financial position or results of operations.